Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Table
Inventories (Table)

	December 31, 2022	December 31, 2021
Bunkers	$—	$1,187
Lubricants	10,048	8,462
Stores	1,643	1,358
Victualling	546	403
Total	$12,237	$11,410